UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2011 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Sage Advisory Services Ltd., Co.
Address:  5900 Southwest Parkway, Building 1, Suite 100
          Austin, Texas 78735

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Richard B. Williams
Title:  Chief Compliance Officer
Phone:  512-327-5530
Signature, Place and Date of Signing:

      Richard B. Williams, Austin, Texas    February 14, 2012


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total: 614533
                           (X1000)

List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

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



                                                         FORM 13F INFORMATION TABLE
                                                          Value     Shares/  Sh/ Put/  Invstmt Other    Voting Authority
Name of Issuer             Title of Class   CUSIP        (x$1000)   Prn Amt  Prn Call  Dscretn Managers Sole  Shared None
---------                  --------------   --------     -------    -------  --- ---- ------- -------- ----- ------ -----
ISHARES(IVE) S&P 500 VALUE        ETF      464287408       44953    777324   SH          sole           22963      550361
ISHARES(IEF) BARCLAYS 7-10YR      ETF      464287440       10880    103059   SH          Sole           16936       86123
ISHARES(HYG) H/Y CORP             ETF      464288513         585      6545   SH          Sole            6545           0
ISHARES(MBB) BARCLAYS FIXED B     ETF      464288588       90302    835592   SH          Sole           96088      739504
ISHARES(CFT) LEHMAN CR BD FD      ETF      464288620       18887    173417   SH          Sole           20658      152759
ISHARES(CIU) BARCLAYS INT CRE     ETF      464288638       19403    181032   SH          Sole           20861      160171
ISHARES(PFF) PREF STK INDX        ETF      464288687         643     18065   SH          Sole           18065           0
VANGUARD (BSV) SHORT BD FD        ETF      921937827       13855    171390   SH          Sole               0      171390
VANGUARD (VWO) EMERGING MKT IN    ETF      922042858       42126   1102490   SH          Sole          294538      807952
POWERSHARES (PCY) GLOBAL SOVER    ETF      73936T573       22223    812226   SH          Sole          177060      635166
SPDR (SPY) S&P 500                ETF      78462F103       75888    604689   SH          Sole          176110      428579
SPDR (SDY) S&P 500 DIVID          ETF      78464A763      108189   2008341   SH          Sole          583320     1425021
SPDR (DIA) DOW JONES INDL AVRG    ETF      78467X109       99344    815296   SH          Sole          237238      578058
SPDR (MDY) S&P MIDCAP 400         ETF      78467Y107       67255    421558   SH          Sole          121055      300503
